RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Aug. 27, 2021	May 07, 2020	Sep. 13, 2017	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020	May 12, 2020
Related Party Transaction [Line Items]
Proceeds from sale of private units					$ 25,000	$ 500,000	$ 87,700
William H Herrmann [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Sale of stock, price per share		$ 8.72
Number of shares issued restricted shares		2,867
Number of shares issued restricted shares, value		$ 25,000
Laila Cavalcanti Loss [Member]
Related Party Transaction [Line Items]
[custom:StockIssuedDuringPeriodValuesStockAwardGross]	$ 2,500
[custom:StockIssuedDuringPeriodSharesStockAwardGross]	250
[custom:AccruedAmountForStockPayment]	$ 25,000
[custom:AccruedSharesForStockPayment]	375
Kaplan Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							$ 64,728	$ 90,000
Equity method investment, ownership percentage						10.00%		5.00%
I A M Capital Partners L L C [Member]
Related Party Transaction [Line Items]
Number of shares agreed to be purchased under commitment						3,281
Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares purchased			875			31,812
Sale of stock, price per share						$ 80.00
Proceeds from sale of private units						$ 2,545,000
Private Placement [Member] | I A M Capital Partners L L C [Member]
Related Party Transaction [Line Items]
Number of shares purchased			7,000
Sale of stock, price per share			$ 80.00